SUBSEQUENT EVENTS (Details)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 04, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($)	Apr. 08, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Aggregate net proceeds				$ 0	$ 20,000,000	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Additional equity raised as precedent to refinance loan facility			$ 15,000,000
Subsequent Event | New Equity Line of Credit | SSH | Common Stock Purchase Agreement
Subsequent Event [Line Items]
Equity line of credit			$ 15,000,000
Common shares multiplier			0.94
Trailing period considered for equity line of credit			5 days
Issuance of common shares under equity line of credit (shares) | shares	5,668,317	5,668,317
Common stock price (in dollars per share) | $ / shares	$ 0.88210	$ 0.88
Aggregate net proceeds	$ 5,000,000	$ 5,000,000
Subsequent Event | Loan Facility | New Term Loan Facility
Subsequent Event [Line Items]
Principal balance			$ 132,900,000.0